Filed with the U.S. Securities and Exchange Commission on January 19, 2024
1933 Act Registration File No. 333-269217
1940 Act File No. 811-23850

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[X]
Pre-Effective Amendment No.		[ ]
Post-Effective Amendment No.	8	[X]
and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[X]
Amendment No.	9	[X]

(Check appropriate box or boxes.)
ARISTOTLE FUNDS SERIES TRUST
(Exact Name of Registrant as Specified in Charter)

11100 Santa Monica Blvd., Suite 1700
Los Angeles, CA 90025
(Address of Principal Executive Offices) (Zip Code)
(310) 478-4005
(Registrant’s Telephone Number, Including Area Code)
Richard Schweitzer
c/o Aristotle Investment Services, LLC
11100 Santa Monica Blvd., Suite 1700
Los Angeles, CA 90025
(Name and Address of Agent for Service)

With a copy to

Elizabeth Reza, Esq.
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, MA 02199-3600

It is proposed that this filing will become effective

[ ]	Immediately upon filing pursuant to Rule 485(b).
[X]	on January 29, 2024 pursuant to Rule 485(b).
[ ]	on (date) pursuant to Rule 485(a)(1).
[ ]	60 days after filing pursuant to Rule 485(a)(1).
[ ]	75 days after filing pursuant to Rule 485(a)(2).
[ ]	On (date) pursuant to Rule 485(a)(2).
If appropriate, check the following box

[X]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

The sole purpose of this filing is to delay the effectiveness of the Registrant’s Post-Effective Amendment No. 7 (the “Amendment”) to its Registration Statement (filed on November 22, 2023) with respect to its series, the Aristotle Value Equity Fund, until January 29, 2024. Parts A, B and C of the Amendment are incorporated by reference herein.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Los Angeles and State of California on January 19, 2024.

ARISTOTLE FUNDS SERIES TRUST

By:	/s/ Richard Schweitzer
Richard Schweitzer
President and Trustee

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Name	Capacity	Date

/s/ Richard Schweitzer	President and Trustee	January 19, 2024
Richard Schweitzer	(Principal Executive Officer)

/s/ Joshua B. Schwab	Treasurer and Vice President	January 19, 2024
Joshua B. Schwab	(Principal Financial Officer)

*	Trustee	January 19, 2024
Joseph Chi

*	Trustee	January 19, 2024
Wendy Greuel

*	Trustee	January 19, 2024
Warren A. Henderson

*	Trustee	January 19, 2024
Dennis R. Sugino

*By: /s/ Richard Schweitzer
Richard Schweitzer
Attorney-in-Fact